Note 18 - Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Trade and Other Payables [Text Block]
(US dollars in thousands)	2018	2017	2016
Trade payables	5,644	2,158	185
Accruals	3,008	1,297	1
Related party payable	-	1,445	-
Treasury shares (see note 25 for further details)	-	592	-
Payroll liabilities	504	1,972	-
Sales tax payable	310	412	-
Deferred income	1,544	305	-
Other creditors	3,072	81	-
Total	14,082	8,262	186